Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues		$ 3,501,947	$ 4,798,363
Cost of revenues		(804,142)	(4,089,486)
Gross profit		2,697,805	708,877
Operating expenses
General and administrative expenses		(3,904,027)	(1,743,309)
Selling and marketing expenses		(157,637)	(228,956)
Research and development expenses		(274,371)	(297,811)
Total operating expenses		(4,336,035)	(2,270,076)
Operating loss		(1,638,230)	(1,561,199)
Other expenses
Interest expenses, net		(1,496,504)	(60,726)
Other non-operating income		387,816	998
Total other expenses		(1,108,688)	(59,728)
Loss before income taxes		(2,746,918)	(1,620,927)
Income tax (provision)/ benefit		(340,441)	215,161
Net loss		(3,087,359)	(1,405,766)
Net loss attributable to the Company’s ordinary shareholders		(3,087,359)
Other comprehensive income/(loss)
Foreign currency translation adjustment		28,114	(10,107)
Total comprehensive loss attributable to the Company’s ordinary shareholders		$ (3,059,245)	$ (1,415,873)
Loss per ordinary share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ (0.9)	$ (0.67)
Diluted (in Dollars per share)	[1]	$ (0.9)	$ (0.67)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1],[2]	3,415,533	2,084,890
Diluted (in Shares)	[1]	3,415,533	2,084,890

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).
[2]	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.